Post-retirement defined benefit schemes - Movements (Details) £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£)
Post-retirement defined benefit schemes
Beginning balance	£ 1,022
Income statement charge	(139)
Employer contributions	538
Remeasurement	(173)
Exchange and other adjustments	11
Ending balance	£ 1,259